Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Trading Symbol	CNHI
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31